Changes in Equity and Earnings Per Share - Summary of Weighted Average Number of Ordinary and Restricted Shares (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Issued ordinary and restricted shares as of 1 January, net of treasury shares	1,975	1,984	1,984
Effect of stock lending	27	29	30
Effect of delivery of treasury shares and share buyback programs	(18)	(9)	2
Weighted average number of ordinary and restricted shares as of 31 December	1,984	2,003	2,016
Effect of share options, PSUs and restricted stock units	34	41	38
Profit attributable to equity holders of AB InBev	$ 6,837	$ 5,855	$ 5,341
Net impact of exceptional items on profit (refer to Note 8)	499	1,062	614
Profit before exceptional items, attributable to equity holders of AB InBev	7,336	6,917	5,955
Hyperinflation impacts	74	145	203
Underlying profit	$ 7,410	$ 7,061	$ 6,158
Ordinary restricted shares [member]
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Weighted average number of ordinary and restricted shares as of 31 December	1,984	2,003	2,016
Weighted average number of ordinary and restricted shares (diluted) as of 31 December	2,018	2,044	2,054